Annual Fund Operating Expenses - SA JPMorgan Diversified Balanced Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.64%
Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.07%	[1]
Total Annual Portfolio Operating Expenses	0.92%	[1]
Class 2
Operating Expenses:
Management Fees	0.64%
Service (12b-1) Fees	0.15%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.07%	[1]
Total Annual Portfolio Operating Expenses	1.07%	[1]
Class 3
Operating Expenses:
Management Fees	0.64%
Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.07%	[1]
Total Annual Portfolio Operating Expenses	1.17%	[1]

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.